Investments (Tables)	12 Months Ended
Dec. 31, 2017
Investments [Abstract]
Schedule Of Long Term Investments [Table Text Block]

In thousands	2017	2016
Investments in life insurance policies	$50,792	$52,719
Investments in gas pipeline	13,669	13,767
Other	1,902	1,890
Total other investments	$66,363	$68,376